Taxes Payable	12 Months Ended
Dec. 31, 2025
Taxes Payable
Taxes Payable
12.	Taxes Payable

The following is a summary of taxes payable as of December 31, 2024 and 2025 (in thousands):

	December 31,	December 31,
	2024	2025
	RMB	RMB
Sales Tax payable	423,773	450,798
Withholding individual income taxes for employees	383,291	383,852
EIT payable	1,740,126	2,790,853
Others	211,995	248,640
	2,759,185	3,874,143